SUBSEQUENT EVENTS TO DECEMBER 31, 2020 (Details) $ in Millions, $ in Millions		1 Months Ended
	Jan. 20, 2021 ARS ($) item	Feb. 28, 2021 ARS ($)	Jan. 14, 2021 USD ($)	Jan. 14, 2021 ARS ($)
Global Programs for the issuance of Notes | Term Notes
SUBSEQUENT EVENTS TO DECEMBER 31, 2020
Nominal value principal amount				$ 1,500
Global Programs for the issuance of Notes | Term Notes | Maximum
SUBSEQUENT EVENTS TO DECEMBER 31, 2020
Notional amount			$ 3,000
Nominal value principal amount				$ 12,000
Global Programs for the issuance of Notes | Series 8 Notes
SUBSEQUENT EVENTS TO DECEMBER 31, 2020
Nominal value principal amount	$ 8,708,598,672
Nominal value of UVA | item	133,628,950
Interest rate on loans	4.00%
Cash dividends collected from associates
SUBSEQUENT EVENTS TO DECEMBER 31, 2020
Cash dividends collected from associates		$ 157
Cash dividends collected from associates through direct ownership		156
Cash dividends collected from associates through indirect ownership		$ 1